Long-term Loans	12 Months Ended
Dec. 31, 2021
Long-term loans
Long-term loans

18.Long-term loans

On June 2, 2021, the Group entered into a five-year term loan facility and revolving loan facility agreement with aggregate commitments of US$1.0 billion. The facility is priced at 85 basis points per annum over LIBOR and has a commitment fee of 0.20% on the undrawn portion. There were US$200.0 million of borrowings outstanding under the syndicated facility as of December 31, 2021 with no pledge. The Group was subject to certain covenants under the syndicated facility agreement and was in compliance with these covenants as of December 31, 2021.